Funding from Related Party (Details) $ in Millions	Feb. 18, 2025 USD ($)	Dec. 13, 2024 USD ($)	Dec. 13, 2024 AUD ($)	Dec. 10, 2024 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Funding from Related Party [Abstract]
Repayable to EUR					$ 5,854,852	$ 4,268,857
Loan agreement (in Dollars)				$ 2.0
Advance fund		$ 946,020	$ 1.5
Percentage of loan accrued interest per annum				5.00%
Total loan	$ 954,051
Accrued interest	$ 8,031
Security loan